UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526
	The Boston Trust & Walden Funds
	(Exact name of registrant as specified in charter)
	3435 Stelzer Road, Columbus, OH	43219
	(Address of principal executive offices)	(Zip code)
	3435 Stelzer Road, Columbus, OH	43219
	(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31
Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Boston Trust Balanced Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (70.9%)
Consumer Discretionary (7.2%)
Comcast Corp., Class A	100,000	2,371,000
Johnson Controls, Inc.	35,000	1,094,100
McDonald’s Corp.	32,500	3,260,725
NIKE, Inc., Class B	40,000	3,854,800
Omnicom Group, Inc.	35,000	1,560,300
Ross Stores, Inc.	100,000	4,753,000
Target Corp.	5,000	256,100

		17,150,025

Consumer Staples (9.5%)
Church & Dwight Co., Inc.	30,000	1,372,800
Costco Wholesale Corp.	35,000	2,916,200
Diageo PLC, Sponsored ADR	30,000	2,622,600
Kellogg Co.	15,000	758,550
McCormick & Co., Inc.	60,000	3,025,200
Nestle SA, Sponsored ADR	25,000	1,442,750
PepsiCo, Inc.	40,000	2,654,000
Procter & Gamble Co.	35,000	2,334,850
SYSCO Corp.	125,000	3,666,250
Walgreen Co.	50,000	1,653,000

		22,446,200

Energy (10.6%)
Apache Corp.	25,000	2,264,500
Chevron Corp.	50,000	5,320,000
ConocoPhillips	50,000	3,643,500
Devon Energy Corp.	25,000	1,550,000
Exxon Mobil Corp.	105,000	8,899,800
Schlumberger Ltd.	50,000	3,415,500

		25,093,300

Financials (7.7%)
Chubb Corp.	70,000	4,845,400
Cincinnati Financial Corp.	125,000	3,807,500
Comerica, Inc.	25,000	645,000
JPMorgan Chase & Co.	25,000	831,250
M&T Bank Corp.	10,000	763,400
Northern Trust Corp.	22,500	892,350
PNC Financial Services Group, Inc.	30,000	1,730,100
State Street Corp.	22,500	906,975
T. Rowe Price Group, Inc.	65,000	3,701,750

		18,123,725

Health Care (6.1%)
Becton, Dickinson & Co.	45,000	3,362,400
C.R. Bard, Inc.	32,500	2,778,750
DENTSPLY International, Inc.	55,000	1,924,450
Johnson & Johnson, Inc.	20,000	1,311,600
Medtronic, Inc.	25,000	956,250
Mettler-Toledo International, Inc.(a)	2,500	369,275
Saint Jude Medical, Inc.	25,000	857,500
Stryker Corp.	25,000	1,242,750
Varian Medical Systems, Inc.(a)	25,000	1,678,250

		14,481,225

Industrials (14.2%)
3M Co.	35,000	2,860,550
Donaldson Co., Inc.	75,000	5,106,000
Emerson Electric Co.	75,000	3,494,250
Hubbell, Inc., Class B	42,500	2,841,550
Illinois Tool Works, Inc.	75,000	3,503,250
Precision Castparts Corp.	30,000	4,943,700
Rockwell Collins, Inc.	50,000	2,768,500
United Parcel Service, Inc., Class B	45,000	3,293,550
W.W. Grainger, Inc.	25,000	4,679,750

		33,491,100

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

COMMON STOCKS, CONTINUED
Information Technology (12.3%)
Accenture PLC, Class A	70,000	3,726,100
Apple, Inc.(a)	8,500	3,442,500
Automatic Data Processing, Inc.	70,000	3,780,700
EMC Corp.(a)	150,000	3,231,000
Intel Corp.	125,000	3,031,250
International Business Machines Corp.	30,000	5,516,400
Microsoft Corp.	125,000	3,245,000
Oracle Corp.	125,000	3,206,250

		29,179,200

Materials (3.3%)
Air Products & Chemicals, Inc.	25,000	2,129,750
AptarGroup, Inc.	40,000	2,086,800
Ecolab, Inc.	25,000	1,445,250
Sigma-Aldrich Corp.	35,000	2,186,100

		7,847,900

TOTAL COMMON STOCKS (Cost $109,379,403)		167,812,675

CORPORATE BONDS (3.7%)
Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	575,479

Financials (2.7%)
American Express Bank FSB, BKNT, 6.00%,
9/13/17	200,000	226,880
American Express Co.
7.00%, 3/19/18	1,500,000	1,814,970
8.13%, 5/20/19	1,675,000	2,168,713
John Deere Capital Corp., Series D, 5.35%,
4/3/18	1,000,000	1,175,995
National Rural Utilities Cooperative Finance
Corp., 10.38%, 11/1/18	500,000	720,331
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	317,758

		6,424,647

Industrials (0.2%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	347,369

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	911,344

Telecommunication Services (0.2%)
AT&T, Inc., 5.63%, 6/15/16	500,000	574,157

TOTAL CORPORATE BONDS (Cost $7,344,645)		8,832,996

MUNICIPAL BONDS (3.1%)
Florida (0.6%)
Florida State Board of Education, Series A, GO,
4.75%, 1/1/20, Callable 1/1/12 @ 101	300,000	303,000
Florida State Board of Education, Series D, GO,
5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,154,710

		1,457,710

Illinois (0.7%)
Illinois State, GO, 5.00%, 4/1/24, Callable
4/1/17 @ 100	500,000	528,665
Illinois State, Series A
5.00%, 3/1/22, Callable 3/1/14 @ 100	750,000	778,350
5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	256,655

		1,563,670

Massachusetts (1.0%)
Massachusetts State Development Finance
Agency Revenue, Series R-2, 5.00%, 7/1/28,
Callable 7/1/20 @ 100	460,000	519,662

See Notes to Schedules of Portfolio Investments.

Boston Trust Balanced Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

MUNICIPAL BONDS, CONTINUED
Massachusetts, continued
Massachusetts State Health & Educational
Facilities Authority Revenue, Series A, 5.00%,
12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,765,110

		2,284,772

Ohio (0.2%)
Ohio State, Series D, GO, 4.50%, 9/15/22,
NATL-RE, Callable 3/15/16 @ 100	500,000	553,655

Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26,
Callable 2/1/19 @ 100	250,000	292,397

Wisconsin (0.5%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25,
Callable 5/1/18 @ 100	200,000	225,820
Wisconsin State, Series D, GO, 5.50%, 5/1/26,
Callable 5/1/18 @ 100	750,000	869,385

		1,095,205

TOTAL MUNICIPAL BONDS (Cost $6,870,583)		7,247,409

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (21.6%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	12,035,624
Federal Home Loan Bank
4.13%, 12/13/19	2,000,000	2,316,522
4.88%, 12/14/12	7,000,000	7,301,994
5.25%, 9/13/13	5,000,000	5,408,895
5.25%, 12/9/22	1,000,000	1,251,922
Government National Mortgage Association
6.00%, 10/15/36	970,827	1,100,463
U.S. Treasury Bond
5.25%, 2/15/29	1,000,000	1,381,719
U.S. Treasury Inflation Protected Bond
1.25%, 7/15/20	6,000,000	7,051,783
U.S. Treasury Note
2.38%, 6/30/18	12,500,000	13,396,488

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $48,527,381)		51,245,410

INVESTMENT COMPANIES (0.5%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00%(b)	1,103,096	1,103,096

TOTAL INVESTMENT COMPANIES (Cost $1,103,096)		1,103,096

Total Investments (Cost $173,225,108)(c) — 99.8%		236,241,586
Other assets in excess of liabilities — 0.2%		557,190

NET ASSETS — 100.0%		$236,798,776

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2011.
(c)	At December 31, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Balanced Fund	$173,325,519	$64,106,858	$(1,190,791)	$62,916,067

ADR	American Depositary Receipt
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Boston Trust Equity Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (99.7%)
Consumer Discretionary (10.3%)
Comcast Corp., Class A	50,000	1,185,500
Johnson Controls, Inc.	20,000	625,200
McDonald’s Corp.	17,500	1,755,775
NIKE, Inc., Class B	8,000	770,960
Omnicom Group, Inc.	20,000	891,600
Ross Stores, Inc.	25,000	1,188,250

		6,417,285

Consumer Staples (12.2%)
Church & Dwight Co., Inc.	15,000	686,400
Costco Wholesale Corp.	15,000	1,249,800
Diageo PLC, Sponsored ADR	12,500	1,092,750
Kellogg Co.	5,000	252,850
McCormick & Co., Inc.	10,000	504,200
Nestle SA, Sponsored ADR	5,000	288,550
PepsiCo, Inc.	12,500	829,375
Procter & Gamble Co.	12,500	833,875
SYSCO Corp.	40,000	1,173,200
Walgreen Co.	20,000	661,200

		7,572,200

Energy (14.7%)
Apache Corp.	12,000	1,086,960
Chevron Corp.	16,000	1,702,400
ConocoPhillips	20,000	1,457,400
Devon Energy Corp.	9,000	558,000
Exxon Mobil Corp.	35,000	2,966,600
Schlumberger Ltd.	20,000	1,366,200

		9,137,560

Financials (11.3%)
Chubb Corp.	22,000	1,522,840
Cincinnati Financial Corp.	50,000	1,523,000
Comerica, Inc.	10,000	258,000
JPMorgan Chase & Co.	10,000	332,500
M&T Bank Corp.	5,000	381,700
Northern Trust Corp.	7,500	297,450
PNC Financial Services Group, Inc.	12,500	720,875
State Street Corp.	7,500	302,325
T. Rowe Price Group, Inc.	30,000	1,708,500

		7,047,190

Health Care (9.1%)
Becton, Dickinson & Co.	17,000	1,270,240
C.R. Bard, Inc.	12,500	1,068,750
DENTSPLY International, Inc.	30,000	1,049,700
Johnson & Johnson, Inc.	2,500	163,950
Medtronic, Inc.	15,000	573,750
Mettler-Toledo International, Inc.(a)	250	36,928
Saint Jude Medical, Inc.	10,000	343,000
Stryker Corp.	10,000	497,100
Varian Medical Systems, Inc.(a)	10,000	671,300

		5,674,718

Industrials (19.8%)
3M Co.	7,500	612,975
Donaldson Co., Inc.	25,000	1,702,000
Emerson Electric Co.	35,000	1,630,650
Hubbell, Inc., Class B	10,000	668,600
Illinois Tool Works, Inc.	30,000	1,401,300
Precision Castparts Corp.	15,000	2,471,850
Rockwell Collins, Inc.	15,000	830,550
United Parcel Service, Inc., Class B	12,000	878,280
W.W. Grainger, Inc.	11,500	2,152,685

		12,348,890

Information Technology (16.4%)
Accenture PLC, Class A	25,000	1,330,750

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Information Technology, continued
Apple, Inc.(a)	3,000	1,215,000
Automatic Data Processing, Inc.	25,000	1,350,250
EMC Corp.(a)	60,000	1,292,400
Intel Corp.	42,500	1,030,625
International Business Machines Corp.	10,000	1,838,800
Microsoft Corp.	45,000	1,168,200
Oracle Corp.	40,000	1,026,000

		10,252,025

Materials (5.9%)
Air Products & Chemicals, Inc.	10,000	851,900
AptarGroup, Inc.	15,000	782,550
Ecolab, Inc.	14,000	809,340
Sigma-Aldrich Corp.	20,000	1,249,200

		3,692,990

TOTAL COMMON STOCKS (Cost $38,398,396)		62,142,858

INVESTMENT COMPANIES (0.1%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00%(b)	86,320	86,320

TOTAL INVESTMENT COMPANIES (Cost $86,320)		86,320

Total Investments (Cost $38,484,716)(c) — 99.8%		62,229,178
Other assets in excess of liabilities — 0.2%		110,899

NET ASSETS — 100.0%		$62,340,077

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2011.
(c)	At December 31, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Equity Fund	$38,595,365	$24,132,855	$(499,042)	$23,633,813

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Boston Trust Midcap Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (99.0%)
Consumer Discretionary (13.8%)
Advance Auto Parts, Inc.	4,850	337,705
Autoliv, Inc.	8,030	429,525
Cablevision Systems Corp., Class A	16,925	240,674
Family Dollar Stores, Inc.	4,500	259,470
Gentex Corp.	10,050	297,380
Guess?, Inc.	8,500	253,470
Hasbro, Inc.	9,750	310,927
O’Reilly Automotive, Inc.(a)	5,700	455,715
Omnicom Group, Inc.	7,250	323,205
Ross Stores, Inc.	13,400	636,902

		3,544,973

Consumer Staples (7.4%)
Brown-Forman Corp., Class B	5,875	472,996
Campbell Soup Co.	8,000	265,920
Church & Dwight Co., Inc.	12,800	585,728
McCormick & Co., Inc.	11,700	589,914

		1,914,558

Energy (9.2%)
Cabot Oil & Gas Corp.	3,000	227,700
Core Laboratories NV	4,000	455,800
Denbury Resources, Inc.(a)	24,425	368,818
Energen Corp.	4,000	200,000
FMC Technologies, Inc.(a)	9,900	517,077
Murphy Oil Corp.	6,500	362,310
Oceaneering International, Inc.	5,000	230,650

		2,362,355

Financials (17.0%)
Bank of Hawaii Corp.	4,950	220,225
Cincinnati Financial Corp.	13,905	423,546
Comerica, Inc.	11,775	303,795
Commerce Bancshares, Inc.	7,237	275,874
Cullen/Frost Bankers, Inc.	3,950	208,995
Digital Realty Trust, Inc.	3,800	253,346
East West Bancorp, Inc.	12,500	246,875
IntercontinentalExchange, Inc.(a)	2,500	301,375
Jones Lang LaSalle, Inc.	3,175	194,501
M&T Bank Corp.	3,650	278,641
Morningstar, Inc.	5,875	349,269
Northern Trust Corp.	9,500	376,770
SEI Investments Co.	12,800	222,080
T. Rowe Price Group, Inc.	10,000	569,500
TD Ameritrade Holding Corp.	10,025	156,891

		4,381,683

Health Care (12.8%)
C.R. Bard, Inc.	5,850	500,175
DENTSPLY International, Inc.	11,750	411,132
Gen-Probe, Inc.(a)	4,200	248,304
IDEXX Laboratories, Inc.(a)	2,650	203,944
Laboratory Corp. of America Holdings(a)	2,750	236,418
Mettler-Toledo International, Inc.(a)	3,000	443,130
Patterson Cos., Inc.	4,250	125,460
ResMed, Inc.(a)	8,900	226,060
Techne Corp.	2,700	184,302
Varian Medical Systems, Inc.(a)	4,200	281,946
Waters Corp.(a)	6,000	444,300

		3,305,171

Industrials (16.5%)
AMETEK, Inc.	11,750	494,675
C.H. Robinson Worldwide, Inc.	4,150	289,587
CLARCOR, Inc.	6,950	347,431
Donaldson Co., Inc.	9,300	633,144
Expeditors International of Washington, Inc.	5,200	212,992

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
Hubbell, Inc., Class B	5,300	354,358
IDEX Corp.	6,000	222,660
Lincoln Electric Holdings, Inc.	14,500	567,240
Rockwell Collins, Inc.	9,000	498,330
W.W. Grainger, Inc.	3,375	631,766

		4,252,183

Information Technology (12.9%)
BMC Software, Inc.(a)	13,200	432,696
Check Point Software Technologies Ltd.(a)	9,000	472,860
Citrix Systems, Inc.(a)	6,200	376,464
F5 Networks, Inc.(a)	2,600	275,912
FactSet Research Systems, Inc.	2,800	244,384
Fiserv, Inc.(a)	3,250	190,905
NetApp, Inc.(a)	6,725	243,916
Paychex, Inc.	5,000	150,550
Polycom, Inc.(a)	11,000	179,300
Riverbed Technology, Inc.(a)	6,200	145,700
Teradata Corp.(a)	12,500	606,375

		3,319,062

Materials (5.4%)
AptarGroup, Inc.	10,000	521,700
Ecolab, Inc.	4,875	281,824
Sigma-Aldrich Corp.	9,275	579,316

		1,382,840

Telecommunication Services (0.6%)
NII Holdings, Inc.(a)	8,050	171,465

Utilities (3.4%)
AGL Resources, Inc.	6,150	259,899
NSTAR	4,700	220,712
Questar Corp.	20,000	397,200

		877,811

TOTAL COMMON STOCKS (Cost $19,627,220)		25,512,101

INVESTMENT COMPANIES (0.6%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00%(b)	145,909	145,909

TOTAL INVESTMENT COMPANIES (Cost $145,909)		145,909

Total Investments (Cost $19,773,129)(c) — 99.6%		25,658,010
Other assets in excess of liabilities — 0.4%		90,365

NET ASSETS — 100.0%		$25,748,375

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2011.
(c)	At December 31, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Midcap Fund	$19,773,129	$6,885,442	$(1,000,561)	$5,884,881

See Notes to Schedules of Portfolio Investments.

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.5%)
Consumer Discretionary (12.2%)
Amerigon, Inc.(a)	151,400	2,158,964
Fuel Systems Solutions, Inc.(a)	135,000	2,226,150
Hibbett Sports, Inc.(a)	97,100	4,386,978
iRobot Corp.(a)	72,600	2,167,110
John Wiley & Sons, Inc., Class A	121,800	5,407,920
Life Time Fitness, Inc.(a)	50,700	2,370,225
NutriSystem, Inc.	112,500	1,454,625
Select Comfort Corp.(a)	303,000	6,572,070
SodaStream International Ltd.	70,400	2,301,376
The Men’s Wearhouse, Inc.	94,300	3,056,263
Universal Technical Institute, Inc.(a)	124,000	1,584,720
Wolverine World Wide, Inc.	84,000	2,993,760

		36,680,161

Consumer Staples (3.9%)
Darling International, Inc.(a)	112,700	1,497,783
Hain Celestial Group, Inc.(a)	62,300	2,283,918
Lifeway Foods, Inc.	76,500	737,460
The Fresh Market, Inc.(a)	56,200	2,242,380
United Natural Foods, Inc.(a)	128,200	5,129,282

		11,890,823

Energy (5.1%)
CARBO Ceramics, Inc.	52,000	6,413,160
Lufkin Industries, Inc.	59,800	4,025,138
Natural Gas Services Group	87,000	1,258,020
OYO Geospace Corp.(a)	24,800	1,917,784
Tesco Corp.(a)	135,700	1,715,248

		15,329,350

Financials (21.8%)
Bank of Hawaii Corp.	137,000	6,095,130
Corporate Office Properties Trust	118,800	2,525,688
Dime Community Bancshares	210,000	2,646,000
DuPont Fabros Technology, Inc.	167,300	4,052,006
East West Bancorp, Inc.	237,600	4,692,600
eHealth, Inc.(a)	217,500	3,197,250
Financial Engines, Inc.(a)	139,200	3,108,336
Green Dot Corp., Class A	93,400	2,915,948
Independent Bank Corp.	103,000	2,810,870
Investment Technology Group, Inc.(a)	164,800	1,781,488
Jones Lang LaSalle, Inc.	66,500	4,073,790
MarketAxess Holdings, Inc.	80,400	2,420,844
Ocwen Financial Corp.(a)	335,300	4,855,144
Orrstown Financial Services, Inc.	1,293	10,667
Signature Bank(a)	97,500	5,849,025
Southside Bancshares, Inc.	77,100	1,669,986
Texas Capital Bancshares, Inc.(a)	98,700	3,021,207
UMB Financial Corp.	125,000	4,656,250
Umpqua Holdings Corp.	406,100	5,031,579

		65,413,808

Health Care (11.8%)
Bruker Corp.	307,200	3,815,424
Cantel Medical Corp.	62,300	1,740,039
Computer Programs & Systems, Inc.	27,900	1,425,969
Gen-Probe, Inc.(a)	37,300	2,205,176
ICU Medical, Inc.(a)	60,200	2,709,000
Landauer, Inc.	65,500	3,373,250
Meridian Bioscience, Inc.	208,200	3,922,488
Neogen Corp.(a)	136,000	4,167,040
Quality Systems, Inc.	108,500	4,013,415
West Pharmaceutical Services, Inc.	117,200	4,447,740
ZOLL Medical Corp.(a)	56,000	3,538,080

		35,357,621

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials (16.7%)
American Science & Engineering, Inc.	50,500	3,439,555
Apogee Enterprises, Inc.	148,100	1,815,706
CLARCOR, Inc.	125,000	6,248,750
ESCO Technologies, Inc.	43,400	1,249,052
Fuel-Tech, Inc.	182,000	1,197,560
Genesee & Wyoming, Inc., Class A(a)	101,000	6,118,580
Herman Miller, Inc.	55,500	1,023,975
Hub Group, Inc., Class A(a)	43,800	1,420,434
II-VI, Inc.(a)	58,600	1,075,896
Layne Christensen Co.(a)	39,000	943,800
Lindsay Manufacturing Co.	62,600	3,436,114
Middleby Corp.(a)	46,600	4,382,264
Simpson Manufacturing Co., Inc.	105,500	3,551,130
Team, Inc.(a)	140,000	4,165,000
Wabtec Corp.	99,000	6,925,050
Watts Water Technologies, Inc., Class A	95,600	3,270,476

		50,263,342

Information Technology (18.4%)
Blackbaud, Inc.	106,400	2,947,280
Bottomline Technologies, Inc.(a)	119,400	2,766,498
Ceragon Networks Ltd.	194,900	1,500,730
Coherent, Inc.(a)	46,200	2,414,874
CommVault Systems, Inc.(a)	103,600	4,425,792
GT Advanced Technologies, Inc.(a)	161,800	1,171,432
InterDigital, Inc.	73,700	3,211,109
j2 Global, Inc.	183,300	5,158,062
Liquidity Services, Inc.(a)	102,400	3,778,560
MicroStrategy, Inc., Class A(a)	13,400	1,451,488
National Instruments Corp.	83,600	2,169,420
Net 1 UEPS Technologies, Inc.	162,496	1,246,344
NIC, Inc.	170,300	2,266,693
Plantronics, Inc.	174,000	6,201,360
Power Integrations, Inc.	140,400	4,655,664
Sapient Corp.	416,100	5,242,860
Wright Express Corp.(a)	85,500	4,640,940

		55,249,106

Materials (4.6%)
Calgon Carbon Corp.(a)	190,900	2,999,039
Commercial Metals Co.	190,500	2,634,615
Kraton Performance Polymers, Inc.(a)	60,600	1,230,180
Minerals Technologies, Inc.	49,700	2,809,541
Quaker Chemical Corp.	84,700	3,293,983
STR Holdings, Inc.(a)	98,100	807,363

		13,774,721

Utilities (4.0%)
American States Water Co.	38,000	1,326,200
New Jersey Resources Corp.	119,500	5,879,400
South Jersey Industries, Inc.	83,800	4,760,678

		11,966,278

TOTAL COMMON STOCKS (Cost $271,032,620)		295,925,210

INVESTMENT COMPANIES (0.7%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00%(b)	2,151,253	2,151,253

TOTAL INVESTMENT COMPANIES (Cost $2,151,253)		2,151,253

Total Investments (Cost $273,183,873)(c) — 99.2%		298,076,463
Other assets in excess of liabilities — 0.8%		2,355,537

NET ASSETS — 100.0%		$300,432,000

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2011.
(c)	At December 31, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust Small Cap Fund	$273,361,416	$43,727,266	$(19,012,219)	$24,715,047

See Notes to Schedules of Portfolio Investments.

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (100.1%)
Consumer Discretionary (12.6%)
Autoliv, Inc.	525	28,082
Family Dollar Stores, Inc.	500	28,830
Gentex Corp.	1,350	39,946
Hibbett Sports, Inc.(a)	650	29,367
iRobot Corp.(a)	300	8,955
John Wiley & Sons, Inc., Class A	350	15,540
Life Time Fitness, Inc.(a)	425	19,869
LKQ Corp.(a)	1,000	30,080
Select Comfort Corp.(a)	1,750	37,958
SodaStream International Ltd.	625	20,431
Tempur-Pedic International, Inc.(a)	775	40,711
The Men’s Wearhouse, Inc.	625	20,256
Under Armour, Inc., Class A(a)	400	28,716
Wolverine World Wide, Inc.	375	13,365

		362,106

Consumer Staples (4.2%)
Church & Dwight Co., Inc.	375	17,160
Darling International, Inc.(a)	800	10,632
Hain Celestial Group, Inc.(a)	625	22,912
McCormick & Co., Inc.	425	21,429
The Fresh Market, Inc.(a)	425	16,958
United Natural Foods, Inc.(a)	750	30,007

		119,098

Energy (6.6%)
CARBO Ceramics, Inc.	425	52,415
Core Laboratories NV	425	48,429
Denbury Resources, Inc.(a)	2,625	39,637
Lufkin Industries, Inc.	225	15,145
Oceaneering International, Inc.	750	34,598

		190,224

Financials (22.2%)
Bank of Hawaii Corp.	1,250	55,612
Commerce Bancshares, Inc.	1,100	41,932
Corporate Office Properties Trust	800	17,008
Cullen/Frost Bankers, Inc.	550	29,100
Digital Realty Trust, Inc.	800	53,336
DuPont Fabros Technology, Inc.	600	14,532
East West Bancorp, Inc.	2,900	57,275
Financial Engines, Inc.(a)	1,375	30,704
Green Dot Corp., Class A	950	29,659
Jones Lang LaSalle, Inc.	750	45,945
MarketAxess Holdings, Inc.	850	25,594
Morningstar, Inc.	575	34,184
Ocwen Financial Corp.(a)	2,200	31,856
SEI Investments Co.	1,550	26,893
Signature Bank(a)	875	52,491
Texas Capital Bancshares, Inc.(a)	800	24,488
UMB Financial Corp.	800	29,800
Umpqua Holdings Corp.	2,975	36,860

		637,269

Health Care (10.4%)
Bruker Corp.	2,425	30,118
Gen-Probe, Inc.(a)	425	25,126
ICU Medical, Inc.(a)	475	21,375
IDEXX Laboratories, Inc.(a)	425	32,708
Mednax, Inc.(a)	200	14,402
Meridian Bioscience, Inc.	825	15,543
Mettler-Toledo International, Inc.(a)	175	25,849
Neogen Corp.(a)	425	13,022
Quality Systems, Inc.	1,225	45,313
ResMed, Inc.(a)	625	15,875
Techne Corp.	225	15,359
West Pharmaceutical Services, Inc.	475	18,026

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Health Care, continued
ZOLL Medical Corp.(a)	425	26,852

		299,568

Industrials (15.7%)
American Science & Engineering, Inc.	375	25,541
AMETEK, Inc.	425	17,892
CLARCOR, Inc.	1,025	51,240
Donaldson Co., Inc.	950	64,676
ESCO Technologies, Inc.	425	12,232
Genesee & Wyoming, Inc., Class A(a)	600	36,348
Hub Group, Inc., Class A(a)	425	13,783
IDEX Corp.	425	15,772
II-VI, Inc.(a)	575	10,557
Lincoln Electric Holdings, Inc.	825	32,274
Lindsay Manufacturing Co.	575	31,562
Middleby Corp.(a)	475	44,669
Simpson Manufacturing Co., Inc.	825	27,769
Wabtec Corp.	575	40,221
Watts Water Technologies, Inc., Class A	800	27,368

		451,904

Information Technology (15.9%)
Blackbaud, Inc.	800	22,160
Bottomline Technologies, Inc.(a)	800	18,536
Coherent, Inc.(a)	175	9,147
CommVault Systems, Inc.(a)	750	32,040
FactSet Research Systems, Inc.	275	24,002
GT Advanced Technologies, Inc.(a)	1,575	11,403
InterDigital, Inc.	400	17,428
j2 Global, Inc.	825	23,215
Liquidity Services, Inc.(a)	800	29,520
MicroStrategy, Inc., Class A(a)	250	27,080
National Instruments Corp.	1,125	29,194
NIC, Inc.	1,225	16,305
Plantronics, Inc.	1,025	36,531
Polycom, Inc.(a)	1,750	28,525
Power Integrations, Inc.	750	24,870
Riverbed Technology, Inc.(a)	800	18,800
Sapient Corp.	3,275	41,265
Skyworks Solutions, Inc.(a)	975	15,815
Wright Express Corp.(a)	600	32,568

		458,404

Materials (6.6%)
AptarGroup, Inc.	1,225	63,908
Calgon Carbon Corp.(a)	2,375	37,311
Commercial Metals Co.	2,425	33,538
Kraton Performance Polymers, Inc.(a)	1,000	20,300
Minerals Technologies, Inc.	625	35,331

		190,388

Telecommunication Services (0.8%)
NII Holdings, Inc.(a)	1,050	22,365

Utilities (5.1%)
AGL Resources, Inc.	1,000	42,260
American States Water Co.	800	27,920
New Jersey Resources Corp.	500	24,600
Questar Corp.	2,575	51,140

		145,920

TOTAL COMMON STOCKS (Cost $2,883,367)		2,877,246

INVESTMENT COMPANIES (5.9%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00%(b)	170,077	170,077

See Notes to Schedules of Portfolio Investments.

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

INVESTMENT COMPANIES, CONTINUED
TOTAL INVESTMENT COMPANIES (Cost $170,077)		170,077

Total Investments (Cost $3,053,444)(c) — 106.0%		3,047,323
Liabilities in excess of other assets — (6.0)%		(171,633)

NET ASSETS — 100.0%		$2,875,690

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2011.
(c)	At December 31, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Boston Trust SMID Cap Fund	$3,053,444	$45,162	$(51,283)	$(6,121)

See Notes to Schedules of Portfolio Investments.

Walden Balanced Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (72.7%)
Consumer Discretionary (6.8%)
Johnson Controls, Inc.	11,500	359,490
NIKE, Inc., Class B	11,000	1,060,070
Omnicom Group, Inc.	10,000	445,800
Ross Stores, Inc.	18,600	884,058
The Home Depot, Inc.	5,600	235,424
Time Warner Cable, Inc.	9,500	603,915

		3,588,757

Consumer Staples (11.1%)
Colgate-Palmolive Co.	7,850	725,261
Costco Wholesale Corp.	10,600	883,192
Kellogg Co.	7,900	399,503
McCormick & Co., Inc.	8,000	403,360
Nestle SA, Sponsored ADR	10,000	577,100
PepsiCo, Inc.	12,300	816,105
Procter & Gamble Co.	15,100	1,007,321
SYSCO Corp.	21,000	615,930
Walgreen Co.	13,900	459,534

		5,887,306

Energy (9.6%)
Apache Corp.	10,000	905,800
BG Group PLC, Sponsored ADR	8,000	856,000
ConocoPhillips	18,000	1,311,660
Core Laboratories NV	8,000	911,600
Denbury Resources, Inc.(a)	27,800	419,780
Devon Energy Corp.	11,000	682,000

		5,086,840

Financials (7.1%)
Chubb Corp.	12,200	844,484
Cincinnati Financial Corp.	19,000	578,740
Comerica, Inc.	8,900	229,620
JPMorgan Chase & Co.	9,000	299,250
Northern Trust Corp.	7,000	277,620
PNC Financial Services Group, Inc.	5,600	322,952
State Street Corp.	10,000	403,100
T. Rowe Price Group, Inc.	14,000	797,300

		3,753,066

Health Care (9.1%)
Becton, Dickinson & Co.	8,000	597,760
C.R. Bard, Inc.	8,800	752,400
DENTSPLY International, Inc.	18,000	629,820
Johnson & Johnson, Inc.	11,700	767,286
Medtronic, Inc.	10,000	382,500
Mettler-Toledo International, Inc.(a)	3,800	561,298
Stryker Corp.	11,200	556,752
Waters Corp.(a)	7,700	570,185

		4,818,001

Industrials (10.5%)
3M Co.	9,900	809,127
Deere & Co.	6,700	518,245
Donaldson Co., Inc.	12,800	871,424
Emerson Electric Co.	13,950	649,931
Illinois Tool Works, Inc.	13,950	651,605
Lincoln Electric Holdings, Inc.	11,650	455,748
United Parcel Service, Inc., Class B	10,200	746,538
W.W. Grainger, Inc.	4,650	870,433

		5,573,051

Information Technology (13.7%)
Accenture PLC, Class A	14,550	774,496
Apple, Inc.(a)	2,500	1,012,500
Automatic Data Processing, Inc.	10,000	540,100
Cisco Systems, Inc.	30,000	542,400
EMC Corp.(a)	27,000	581,580

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

COMMON STOCKS, CONTINUED
Information Technology, continued
Google, Inc., Class A(a)	800	516,720
Intel Corp.	19,000	460,750
International Business Machines Corp.	4,500	827,460
Microsoft Corp.	22,600	586,696
NetApp, Inc.(a)	8,000	290,160
Oracle Corp.	21,300	546,345
QUALCOMM, Inc.	10,000	547,000

		7,226,207

Materials (3.9%)
AptarGroup, Inc.	11,650	607,781
Praxair, Inc.	6,700	716,230
Sigma-Aldrich Corp.	11,350	708,921

		2,032,932

Utilities (0.9%)
Questar Corp.	22,600	448,836

TOTAL COMMON STOCKS (Cost $31,803,969)		38,414,996

CORPORATE BONDS (2.7%)
Financials (2.0%)
American Express Co.
7.00%, 3/19/18	250,000	302,495
8.13%, 5/20/19	250,000	323,689
Calvert Social Investment Foundation MTN,
3.00%, 8/15/12	75,000	75,000
National Rural Utilities Cooperative Finance
Corp., 10.38%, 11/1/18	250,000	360,165

		1,061,349

Information Technology (0.5%)
Oracle Corp., 5.75%, 4/15/18	200,000	243,025

Telecommunication Services (0.2%)
AT&T, Inc., 5.50%, 2/1/18	100,000	115,905

TOTAL CORPORATE BONDS (Cost $1,184,659)		1,420,279

MUNICIPAL BONDS (1.4%)
Illinois (0.4%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE
FGIC, Callable 6/1/13 @ 100	200,000	202,126

Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22,
NATL-RE, Callable 3/15/16 @ 100	150,000	166,096

Oregon (0.2%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	109,610

Wisconsin (0.5%)
Wisconsin State, GO, 4.60%, 5/1/26, Callable
5/1/21 @ 100	250,000	272,145

TOTAL MUNICIPAL BONDS (Cost $705,092)		749,977

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (22.1%)
Federal Farm Credit Bank
2.13%, 6/18/12	250,000	252,259
5.38%, 11/10/20	250,000	311,845
Federal Home Loan Bank
1.13%, 3/9/12	3,000,000	3,005,661
1.13%, 5/18/12	300,000	301,158
1.75%, 8/22/12	350,000	353,418
1.75%, 12/14/12	600,000	608,280
2.25%, 4/13/12	300,000	301,795

See Notes to Schedules of Portfolio Investments.

Walden Balanced Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
2.75%, 6/8/18	400,000	430,223
3.75%, 12/14/18	1,500,000	1,702,522
5.25%, 12/11/20	675,000	846,394
5.25%, 8/15/22	1,000,000	1,254,205
5.38%, 6/8/12	100,000	102,265
Federal National Mortgage Association
1.25%, 6/22/12	500,000	502,692
Government National Mortgage Association
6.00%, 7/15/34	77,485	87,831
6.50%, 5/15/32	54,202	62,847
The Financing Corporation
2.92%, 4/5/13(b)	100,000	99,394
U.S. Treasury Inflation Protected Bond
1.25%, 7/15/20	1,250,000	1,469,122

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,117,879)		11,691,911

INVESTMENT COMPANIES (0.6%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00%(c)	318,257	318,257

TOTAL INVESTMENT COMPANIES (Cost $318,257)		318,257

Total Investments (Cost $45,129,857)(d) — 99.5%		52,595,420
Other assets in excess of liabilities — 0.5%		250,393

NET ASSETS — 100.0%		$52,845,813

(a)	Non-income producing security.
(b)	Rate represents the effective yield at purchase.
(c)	Rate disclosed is the seven day yield as of December 31, 2011.
(d)	At December 31, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Balanced Fund	$45,159,372	$8,324,770	$(888,722)	$7,436,048

ADR	American Depositary Receipt
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Walden Equity Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (98.8%)
Consumer Discretionary (11.0%)
Johnson Controls, Inc.	37,000	1,156,620
McDonald’s Corp.	21,000	2,106,930
NIKE, Inc., Class B	19,000	1,831,030
Omnicom Group, Inc.	21,000	936,180
Ross Stores, Inc.	47,000	2,233,910
The TJX Cos., Inc.	7,000	451,850
Time Warner Cable, Inc.	22,332	1,419,645

		10,136,165

Consumer Staples (14.8%)
Colgate-Palmolive Co.	17,000	1,570,630
Costco Wholesale Corp.	19,000	1,583,080
General Mills, Inc.	17,000	686,970
Kellogg Co.	25,000	1,264,250
McCormick & Co., Inc.	19,000	957,980
Nestle SA, Sponsored ADR	24,500	1,413,895
PepsiCo, Inc.	26,000	1,725,100
Procter & Gamble Co.	26,000	1,734,460
SYSCO Corp.	51,000	1,495,830
Walgreen Co.	36,000	1,190,160

		13,622,355

Energy (12.1%)
Apache Corp.	21,000	1,902,180
BG Group PLC, Sponsored ADR	15,000	1,605,000
ConocoPhillips	40,000	2,914,800
Core Laboratories NV	18,000	2,051,100
Denbury Resources, Inc.(a)	61,000	921,100
Devon Energy Corp.	28,000	1,736,000

		11,130,180

Financials (11.8%)
BB&T Corp.	27,000	679,590
Chubb Corp.	30,000	2,076,600
Cincinnati Financial Corp.	60,000	1,827,600
Comerica, Inc.	35,000	903,000
JPMorgan Chase & Co.	22,000	731,500
Northern Trust Corp.	17,000	674,220
PNC Financial Services Group, Inc.	17,000	980,390
State Street Corp.	23,000	927,130
T. Rowe Price Group, Inc.	35,030	1,994,959

		10,794,989

Health Care (10.7%)
Becton, Dickinson & Co.	20,000	1,494,400
C.R. Bard, Inc.	16,000	1,368,000
DENTSPLY International, Inc.	40,000	1,399,600
Johnson & Johnson, Inc.	19,000	1,246,020
Medtronic, Inc.	35,000	1,338,750
Saint Jude Medical, Inc.	23,000	788,900
Stryker Corp.	23,000	1,143,330
Waters Corp.(a)	14,500	1,073,725

		9,852,725

Industrials (15.1%)
3M Co.	14,000	1,144,220
Deere & Co.	19,000	1,469,650
Donaldson Co., Inc.	25,000	1,702,000
Emerson Electric Co.	38,000	1,770,420
Hubbell, Inc., Class B	13,000	869,180
Illinois Tool Works, Inc.	37,000	1,728,270
Lincoln Electric Holdings, Inc.	38,000	1,486,560
United Parcel Service, Inc., Class B	22,000	1,610,180
W.W. Grainger, Inc.	11,000	2,059,090

		13,839,570

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Information Technology (18.1%)
Accenture PLC, Class A	22,000	1,171,060
Apple, Inc.(a)	3,700	1,498,500
Automatic Data Processing, Inc.	23,000	1,242,230
Cisco Systems, Inc.	84,000	1,518,720
EMC Corp.(a)	60,000	1,292,400
Google, Inc., Class A(a)	1,600	1,033,440
Intel Corp.	65,000	1,576,250
International Business Machines Corp.	11,000	2,022,680
Microsoft Corp.	75,000	1,947,000
NetApp, Inc.(a)	21,000	761,670
Oracle Corp.	55,000	1,410,750
QUALCOMM, Inc.	21,000	1,148,700

		16,623,400

Materials (4.8%)
AptarGroup, Inc.	27,000	1,408,590
Praxair, Inc.	15,000	1,603,500
Sigma-Aldrich Corp.	23,000	1,436,580

		4,448,670

Utilities (0.4%)
Questar Corp.	20,000	397,200

TOTAL COMMON STOCKS (Cost $71,767,037)		90,845,254

INVESTMENT COMPANIES (1.2%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00%(b)	1,078,273	1,078,273

TOTAL INVESTMENT COMPANIES (Cost $1,078,273)		1,078,273

Total Investments (Cost $72,845,310)(c) — 100.0%		91,923,527
Other assets in excess of liabilities — 0.0%		5,214

NET ASSETS — 100.0%		$91,928,741

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2011.
(c)	At December 31, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Equity Fund	$72,852,245	$22,136,066	$(3,064,784)	$19,071,282

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedules of Portfolio Investments.

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (96.9%)
Consumer Discretionary (11.3%)
Amerigon, Inc.(a)	27,600	393,576
Fuel Systems Solutions, Inc.(a)	25,000	412,250
Hibbett Sports, Inc.(a)	18,500	835,830
John Wiley & Sons, Inc., Class A	22,700	1,007,880
Life Time Fitness, Inc.(a)	9,525	445,294
NutriSystem, Inc.	20,900	270,237
Select Comfort Corp.(a)	56,000	1,214,640
SodaStream International Ltd.	12,825	419,249
The Men’s Wearhouse, Inc.	17,000	550,970
Universal Technical Institute, Inc.(a)	23,300	297,774
Wolverine World Wide, Inc.	15,000	534,600

		6,382,300

Consumer Staples (3.9%)
Darling International, Inc.(a)	20,700	275,103
Hain Celestial Group, Inc.(a)	11,700	428,922
Lifeway Foods, Inc.	15,700	151,348
The Fresh Market, Inc.(a)	10,250	408,975
United Natural Foods, Inc.(a)	23,600	944,236

		2,208,584

Energy (5.0%)
CARBO Ceramics, Inc.	9,400	1,159,302
Lufkin Industries, Inc.	11,000	740,410
Natural Gas Services Group	16,200	234,252
OYO Geospace Corp.(a)	4,700	363,451
Tesco Corp.(a)	25,100	317,264

		2,814,679

Financials (21.6%)
Bank of Hawaii Corp.	25,600	1,138,944
Corporate Office Properties Trust	22,100	469,846
Dime Community Bancshares	40,000	504,000
DuPont Fabros Technology, Inc.	31,225	756,269
East West Bancorp, Inc.	44,800	884,800
eHealth, Inc.(a)	40,500	595,350
Financial Engines, Inc.(a)	25,000	558,250
Green Dot Corp., Class A	17,175	536,204
Independent Bank Corp.	19,600	534,884
Investment Technology Group, Inc.(a)	31,300	338,353
Jones Lang LaSalle, Inc.	12,250	750,435
MarketAxess Holdings, Inc.	15,000	451,650
Ocwen Financial Corp.(a)	60,000	868,800
Orrstown Financial Services, Inc.	210	1,733
Signature Bank(a)	18,400	1,103,816
Southside Bancshares, Inc.	14,400	311,904
Texas Capital Bancshares, Inc.(a)	18,500	566,285
UMB Financial Corp.	23,500	875,375
Umpqua Holdings Corp.	75,000	929,250

		12,176,148

Health Care (11.8%)
Bruker Corp.	56,700	704,214
Cantel Medical Corp.	12,300	343,539
Computer Programs & Systems, Inc.	5,300	270,883
Gen-Probe, Inc.(a)	6,900	407,928
ICU Medical, Inc.(a)	11,500	517,500
Landauer, Inc.	12,100	623,150
Meridian Bioscience, Inc.	39,500	744,180
Neogen Corp.(a)	25,100	769,064
Quality Systems, Inc.	20,300	750,897
West Pharmaceutical Services, Inc.	21,600	819,720
ZOLL Medical Corp.(a)	10,500	663,390

		6,614,465

Industrials (16.4%)
American Science & Engineering, Inc.	9,725	662,370

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
Apogee Enterprises, Inc.	26,900	329,794
CLARCOR, Inc.	23,400	1,169,766
ESCO Technologies, Inc.	8,500	244,630
Fuel-Tech, Inc.	34,500	227,010
Genesee & Wyoming, Inc., Class A(a)	18,700	1,132,846
Herman Miller, Inc.	10,300	190,035
Hub Group, Inc., Class A(a)	8,100	262,683
Layne Christensen Co.(a)	7,700	186,340
Lindsay Manufacturing Co.	11,500	631,235
Middleby Corp.(a)	8,800	827,552
Simpson Manufacturing Co., Inc.	20,300	683,298
Team, Inc.(a)	25,400	755,650
Wabtec Corp.	18,375	1,285,331
Watts Water Technologies, Inc., Class A	18,300	626,043

		9,214,583

Information Technology (18.3%)
Blackbaud, Inc.	20,000	554,000
Bottomline Technologies, Inc.(a)	22,100	512,057
Ceragon Networks Ltd.	36,200	278,740
Coherent, Inc.(a)	8,500	444,295
CommVault Systems, Inc.(a)	19,200	820,224
GT Advanced Technologies, Inc.(a)	31,000	224,440
InterDigital, Inc.	13,200	575,124
j2 Global, Inc.	34,500	970,830
Liquidity Services, Inc.(a)	18,850	695,565
MicroStrategy, Inc., Class A(a)	2,475	268,092
National Instruments Corp.	15,500	402,225
Net 1 UEPS Technologies, Inc.	31,875	244,481
NIC, Inc.	32,000	425,920
Plantronics, Inc.	32,400	1,154,736
Power Integrations, Inc.	26,700	885,372
Sapient Corp.	76,700	966,420
Wright Express Corp.(a)	15,900	863,052

		10,285,573

Materials (4.6%)
Calgon Carbon Corp.(a)	35,650	560,062
Commercial Metals Co.	34,500	477,135
Kraton Performance Polymers, Inc.(a)	11,300	229,390
Minerals Technologies, Inc.	9,300	525,729
Quaker Chemical Corp.	16,000	622,240
STR Holdings, Inc.(a)	19,100	157,193

		2,571,749

Utilities (4.0%)
American States Water Co.	7,300	254,770
New Jersey Resources Corp.	22,800	1,121,760
South Jersey Industries, Inc.	15,800	897,598

		2,274,128

TOTAL COMMON STOCKS (Cost $50,539,596)		54,542,209

INVESTMENT COMPANIES (3.0%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00%(b)	1,681,744	1,681,744

TOTAL INVESTMENT COMPANIES (Cost $1,681,744)		1,681,744

Total Investments (Cost $52,221,340)(c) — 99.9%		56,223,953
Other assets in excess of liabilities — 0.1%		37,760

NET ASSETS — 100.0%		$56,261,713

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of December 31, 2011.
(c)	At December 31, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Small Cap Innovations Fund	$52,236,959	$7,596,024	$(3,609,030)	$3,986,994

See Notes to Schedules of Portfolio Investments.

Walden Midcap Fund
Schedule of Portfolio Investments	December 31, 2011 (Unaudited)

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS (97.0%)
Consumer Discretionary (12.9%)
Autoliv, Inc.	3,400	181,866
Cablevision Systems Corp., Class A	9,500	135,090
Family Dollar Stores, Inc.	1,900	109,554
Gentex Corp.	3,600	106,524
Guess?, Inc.	4,275	127,481
Hasbro, Inc.	5,100	162,639
O’Reilly Automotive, Inc.(a)	2,850	227,857
Omnicom Group, Inc.	2,775	123,710
Ross Stores, Inc.	5,550	263,791

		1,438,512

Consumer Staples (6.7%)
Campbell Soup Co.	3,900	129,636
Church & Dwight Co., Inc.	5,500	251,680
McCormick & Co., Inc.	4,900	247,058
The Clorox Co.	1,700	113,152

		741,526

Energy (8.5%)
Cabot Oil & Gas Corp.	1,250	94,875
Core Laboratories NV	2,000	227,900
Denbury Resources, Inc.(a)	10,600	160,060
Energen Corp.	2,300	115,000
FMC Technologies, Inc.(a)	4,500	235,035
Oceaneering International, Inc.	2,400	110,712

		943,582

Financials (16.2%)
Bank of Hawaii Corp.	2,850	126,796
Cincinnati Financial Corp.	5,400	164,484
Comerica, Inc.	4,275	110,295
Commerce Bancshares, Inc.	2,960	112,835
Cullen/Frost Bankers, Inc.	2,300	121,693
Digital Realty Trust, Inc.	1,475	98,338
East West Bancorp, Inc.	4,450	87,888
IntercontinentalExchange, Inc.(a)	1,100	132,605
Jones Lang LaSalle, Inc.	1,725	105,674
Morningstar, Inc.	2,600	154,570
Northern Trust Corp.	3,800	150,708
SEI Investments Co.	5,675	98,461
T. Rowe Price Group, Inc.	4,450	253,427
TD Ameritrade Holding Corp.	5,275	82,554

		1,800,328

Health Care (13.5%)
C.R. Bard, Inc.	2,500	213,750
DENTSPLY International, Inc.	3,875	135,586
Gen-Probe, Inc.(a)	2,000	118,240
IDEXX Laboratories, Inc.(a)	950	73,112
Laboratory Corp. of America Holdings(a)	1,500	128,955
Mettler-Toledo International, Inc.(a)	1,600	236,336
Patterson Cos., Inc.	1,900	56,088
ResMed, Inc.(a)	3,000	76,200
Techne Corp.	1,275	87,032
Varian Medical Systems, Inc.(a)	2,775	186,286
Waters Corp.(a)	2,600	192,530

		1,504,115

Industrials (15.7%)
AMETEK, Inc.	4,450	187,345
CLARCOR, Inc.	3,175	158,718
Donaldson Co., Inc.	3,800	258,704
Dover Corp.	1,950	113,197
Expeditors International of Washington, Inc.	3,925	160,768
Graco, Inc.	2,350	96,092
Hubbell, Inc., Class B	2,500	167,150
IDEX Corp.	2,900	107,619

		Fair
Security Description	Shares	Value ($)

COMMON STOCKS, CONTINUED
Industrials, continued
Lincoln Electric Holdings, Inc.	6,000	234,720
W.W. Grainger, Inc.	1,400	262,066

		1,746,379

Information Technology (13.4%)
BMC Software, Inc.(a)	6,700	219,626
Check Point Software Technologies Ltd.(a)	3,600	189,144
Citrix Systems, Inc.(a)	3,025	183,678
F5 Networks, Inc.(a)	1,000	106,120
FactSet Research Systems, Inc.	1,225	106,918
Fiserv, Inc.(a)	1,200	70,488
NetApp, Inc.(a)	3,500	126,945
Paychex, Inc.	2,525	76,028
Polycom, Inc.(a)	4,575	74,572
Riverbed Technology, Inc.(a)	3,000	70,500
Teradata Corp.(a)	5,500	266,805

		1,490,824

Materials (5.6%)
AptarGroup, Inc.	4,100	213,897
Ecolab, Inc.	2,375	137,299
Sigma-Aldrich Corp.	4,300	268,578

		619,774

Telecommunication Services (0.8%)
NII Holdings, Inc.(a)	4,100	87,330

Utilities (3.7%)
AGL Resources, Inc.	3,350	141,571
NSTAR	2,300	108,008
Questar Corp.	8,300	164,838

		414,417

TOTAL COMMON STOCKS (Cost $10,601,862)		10,786,787

INVESTMENT COMPANIES (10.8%)
State Street Institutional U.S. Government
Money Market Fund, Investor Shares, 0.00%(b)	1,198,630	1,198,630

TOTAL INVESTMENT COMPANIES (Cost $1,198,630)		1,198,630

Total Investments (Cost $11,800,492)(c) — 107.8%		11,985,417
Liabilities in excess of other assets — (7.8)%		(868,680)

NET ASSETS — 100.0%		$11,116,737

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2011.
(c)	At December 31, 2011 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Walden Mid Cap Fund	$11,801,066	$558,234	$(373,883)	$184,351

See Notes to Schedules of Portfolio Investments.

Security Valuation:
The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share. Certificates of deposit are valued at acquisition cost.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2011 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Boston Trust Balanced Fund
Common Stocks[1]	$167,812,675	$—	$167,812,675
Corporate Bonds[1]	—	8,832,996	8,832,996
Municipal Bonds[2]	—	7,247,409	7,247,409
U.S. Government & U.S. Government Agency Obligations	—	51,245,410	51,245,410
Investment Companies	1,103,096	—	1,103,096
Total	168,915,771	67,325,815	236,241,586

Boston Trust Equity Fund
Common Stocks[1]	62,142,858	—	62,142,858
Investment Companies	86,320	—	86,320
Total	62,229,178	—	62,229,178

Boston Trust Midcap Fund
Common Stocks[1]	25,512,101	—	25,512,101
Investment Companies	145,909	—	145,909
Total	25,658,010	—	25,658,010

Boston Trust Small Cap Fund
Common Stocks[1]	295,925,210	—	295,925,210
Investment Companies	2,151,253	—	2,151,253
Total	298,076,463	—	298,076,463

Boston Trust SMID Cap Fund
Common Stocks[1]	2,877,246	—	2,877,246
Investment Companies	170,077	—	170,077
Total	3,047,323	—	3,047,323

Walden Balanced Fund
Common Stocks[1]	38,414,996	—	38,414,996
Corporate Bonds[1]	—	1,420,279	1,420,279
Municipal Bonds[2]	—	749,977	749,977
U.S. Government & U.S. Government Agency Obligations	—	11,691,911	11,691,911
Investment Companies	318,257	—	318,257
Total	38,733,253	13,862,167	52,595,420

Walden Equity Fund
Common Stocks[1]	90,845,254	—	90,845,254
Investment Companies	1,078,273	—	1,078,273
Total	91,923,527	—	91,923,527

Walden Midcap Fund
Common Stocks[1]	10,786,787	—	10,786,787
Investment Companies	1,198,630	—	1,198,630
Total	11,985,417	—	11,985,417

Walden Small Cap Innovations Fund
Common Stocks[1]	54,542,209	—	54,542,209
Investment Companies	1,681,744	—	1,681,744
Total	56,223,953	—	56,223,953

[1]	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2]	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize significant transfers, if any, between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1, 2 or 3 as of December 31, 2011 from the valuation input levels used on September 30, 2011. The Funds did not hold any Level 3 securities for the period ended December 31, 2011.

Subsequent Events:

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date February 22, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini
Lucia Santini, President

Date February 22, 2012

By (Signature and Title)*	/s/ Jennifer Ellis
Jennifer Ellis, Treasurer

Date February 22, 2012